SCHEDULE OF BASIC NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss attributable to First Choice Healthcare Solutions, Inc.	$ (1,885,567)	$ (2,677,679)	$ (3,114,119)	$ (4,720,324)	$ (8,261,964)	$ (9,997,614)
Weighted-average common shares, basic	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Weighted-average common shares, diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Basic:	$ (0.06)	$ (0.08)	$ (0.09)	$ (0.14)	$ (0.25)	$ (0.30)
Diluted:	$ (0.06)	$ (0.08)	$ (0.09)	$ (0.14)	$ (0.25)	$ (0.30)